Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Assets
Cash and Cash Equivalents	$ 71,593	$ 45,742	$ 48,803
Interest Bearing Deposits with Banks	7,687	7,148	7,987
Securities (Note 2)
Trading	83,362	97,646	85,903
Fair value through profit or loss	13,572	13,790	13,704
Fair value through other comprehensive income	74,476	68,407	64,515
Debt securities at amortized cost	41,592	30,739	24,472
Other	906	877	844
Securities, net	213,908	211,459	189,438
Securities Borrowed or Purchased Under Resale Agreements	119,058	105,543	104,004
Loans
Residential mortgages	125,534	124,441	123,740
Consumer instalment and other personal	69,818	68,629	67,736
Credit cards	7,672	8,763	8,859
Business and government	268,695	230,903	227,609
Loans gross of allowance for loan losses	471,719	432,736	427,944
Allowance for credit losses (Note 3)	(2,776)	(2,023)	(1,850)
Loans,net	468,943	430,713	426,094
Other Assets
Derivative instruments	41,150	22,035	22,144
Customers' liability under acceptances	22,473	24,362	23,593
Premises and equipment (Note 1)	3,973	3,957	2,055
Goodwill	6,785	6,396	6,340
Intangible assets	2,526	2,430	2,424
Current tax assets	1,898	1,705	1,165
Deferred tax assets	1,391	1,562	1,568
Other	25,682	16,668	16,580
Other assets	105,878	79,115	75,869
Total Assets	987,067	879,720	852,195
Liabilities and Equity
Deposits (Note 5)	653,710	582,288	568,143
Other Liabilities
Derivative instruments	45,909	23,231	23,598
Acceptances	22,473	24,362	23,593
Securities sold but not yet purchased	30,212	27,562	26,253
Securities lent or sold under repurchase agreements	105,943	100,008	86,656
Securitization and structured entities' liabilities	27,888	27,037	27,159
Current tax liabilities	88	96	55
Deferred tax liabilities	65	61	60
Other (Note 1)	38,201	35,876	38,607
Other liabilities	270,779	238,233	225,981
Subordinated Debt (Note 5)	7,344	7,023	6,995
Equity
Contributed surplus	301	303	303
Retained earnings (Note 1)	29,426	29,510	28,725
Accumulated other comprehensive income	7,159	4,017	3,729
Total equity	55,234	52,176	51,076
Total Liabilities and Equity	987,067	879,720	852,195
Preferred shares and other equity instruments [member]
Equity
Issued capital (Note 6)	5,348	5,348	5,348
Total equity	5,348	5,348	5,348
Common shares [member]
Equity
Issued capital (Note 6)	13,000	12,998	12,971
Total equity	$ 13,000	$ 12,998	$ 12,971